LEASES - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of leases [Abstract]
Depreciation	$ 48.4	$ 50.1
Short-term lease, low-value assets, and variable lease payments expenses	15.4	19.5
Net book value of property, plant and equipment leased under operating lease to third parties	$ 51.8	$ 58.2